TRANSAMERICA FUNDS

Supplement dated April 30, 2010 to the Class I2 Prospectus
dated March 1, 2010, as previously supplemented

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Transamerica Money Market

The second and third paragraphs under the section entitled “Principal Investment Strategies” beginning on page 83 of the Prospectus are deleted and replaced in their entirety with the following:

Bank obligations purchased for the fund are limited to U.S. or foreign banks with total assets of $1.5 billion or more. Similarly, savings association obligations purchased for the fund are limited to U.S. savings association obligations issued by U.S. savings banks with total assets of $1.5 billion or more. Foreign securities purchased for the fund must be U.S. dollar-denominated and issued by foreign governments, agencies or instrumentalities, or banks that meet the minimum $1.5 billion capital requirement. These foreign obligations must also meet the same quality requirements as U.S. obligations. Each security, at the time of purchase by the fund, has been determined by the sub-adviser to present minimal credit risk.

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, diversification, liquidity and maturity of its investments. If, after purchase, the credit rating on a security held by the fund is downgraded or the credit quality deteriorates, or if the maturity on a security is extended, the fund’s sub-adviser or Board of Trustees (where required by applicable regulations) will decide whether the security should be held or sold.

The paragraphs labeled “Redemption” and “Yield Fluctuation” under the section entitled “Principal Risks” beginning on page 83 of the Prospectus are deleted and replaced in their entirety with the following:

• Redemption – The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value particularly during periods of declining or illiquid markets. Redemption risk is greater to the extent that the fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. The redemption by one or more large shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund. In addition, the fund may suspend redemptions when permitted by applicable regulations.

• Yield – The amount of income you receive from the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

The second and third paragraphs under the section entitled “More on the Funds’ Strategies and Investments – Transamerica Money Market” on page 80 of the Prospectus are deleted and replaced in their entirety with the following:

Bank obligations purchased for the fund are limited to U.S. or foreign banks with total assets of $1.5 billion or more. Similarly, savings association obligations purchased for the fund are limited to U.S. savings association obligations issued by U.S. savings banks with total assets of $1.5 billion or more. Foreign securities purchased for the fund must be U.S. dollar-denominated and issued by foreign governments, agencies or instrumentalities, or banks that meet the minimum $1.5 billion capital requirement. These foreign obligations must also meet the same quality requirements as U.S. obligations. Each security, at the time of purchase by the fund, has been determined by the sub-adviser to present minimal credit risk.

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, diversification and maturity of its investments. The fund invests in securities that, at the time of purchase, have remaining maturities of 397 days or less. The fund maintains a dollar-weighted average portfolio maturity of 60 days or less. If, after purchase, the credit rating on a security held by the fund is downgraded or the credit quality deteriorates, or if the maturity on a security is extended, the fund’s sub-adviser or Board (where required by applicable regulations) will decide whether the security should be held or sold.

The paragraphs labeled “Redemption” and “Yield Fluctuation” in the section of the Prospectus entitled “More on Risks of Investing in the Funds” are deleted and replaced in their entirety with the following:

Redemption (Transamerica Money Market): A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value particularly during periods of declining or illiquid markets. Redemption risk is greater to the extent that the fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. The redemption by one or more large shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund. In addition, the fund may suspend redemptions when permitted by applicable regulations.

Yield (Transamerica Money Market): The amount of income paid to you by the fund will go up or down depending on day-to-day variations in short-term interest rates. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

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Transamerica Van Kampen Emerging Markets Debt

The following information supplements and amends disclosure in the Prospectus:

With respect to Transamerica Van Kampen Emerging Markets Debt, each section related to “Portfolio Manager(s)” is hereby revised to delete all references to Abigail L. McKenna as a portfolio manager of the fund.

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Transamerica JPMorgan Mid Cap Value

The following information is added to the Prospectus on page 72 following the “Average Annual Total Returns” table:

Note: The fund is offered solely to the strategic asset allocation funds and currently is closed to new investors. However, the asset allocation funds may rebalance their investments in the fund.

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Transamerica Federated Market Opportunity

The first paragraph under the section entitled “Principal Investment Strategies” beginning on page 41 of the Prospectus is deleted and replaced in its entirety with the following:

The fund’s sub-adviser, Federated Equity Management Company of Pennsylvania (“Federated”), invests, under normal circumstances, in domestic and foreign securities that Federated deems to be undervalued or out-of-favor, and other investments detailed in the strategy below which may include maintaining a cash position invested in traditional cash instruments. Federated may position the fund with respect to various asset classes or individual securities in a net long or net short position.

The first paragraph under the section entitled “More on the Funds’ Strategies and Investments – Transamerica Federated Market Opportunity” on page 152 of the Prospectus is deleted and replaced in its entirety with the following:

The fund’s sub-adviser, Federated Equity Management Company of Pennsylvania (“Federated”), pursues the fund’s investment objective by investing, under normal circumstances, in domestic and foreign securities that Federated deems to be undervalued or out-of-favor, and other investments detailed in the strategy below which may include maintaining a cash position invested in traditional cash instruments. Federated can position the fund with respect to various asset classes or individual securities in a net long or a net short position.

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Transamerica MFS International Equity

The following paragraph is added to the Prospectus on page 81 immediately before the “Average Total Returns” bar chart:

Performance: The bar chart and the table below provide some indication of the risk of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s Class I2 average annual total returns for different periods compare to the returns of a broad measure of market performance. The table shows average annual total returns for Class I2 shares of the fund. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

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Investors Should Retain this Supplement for Future Reference